PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following as of September 30, 2018 and 2017:

	As of September 30,
	2018	2017
Buildings	$5,188,568	$5,306,286
Machinery	4,040,773	3,987,090
Furniture, fixtures and equipment	639,356	486,588
Motor vehicles	234,229	156,360
Total property plant and equipment, at cost	10,102,926	9,936,324
Less: accumulated depreciation	(4,533,745)	(4,290,600)
	5,569,181	5,645,724
Construction in progress (“CIP”)	711,231	-
Property, plant and equipment, net	$6,280,412	$5,645,724